Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2022
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Earnings (Loss) Per Share
23)	EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share is calculated by dividing net income attributable to ordinary equity holders of the Parent Company (the numerator) by the weighted-average number of shares outstanding (the denominator) during the period. Shares that would be issued depending only on the passage of time should be included in the determination of the basic weighted-average number of shares outstanding. Diluted earnings (loss) per share should reflect in both the numerator and denominator the assumption that convertible instruments are converted, that options or warrants are exercised, or that ordinary shares are issued upon the satisfaction of specified conditions, to the extent that such assumption would lead to a reduction in basic earnings per share or an increase in basic loss per share. Otherwise, the effects of potential shares are not considered because they generate antidilution.
The amounts considered for calculations of earnings (loss) per share in 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Denominator (thousands of shares)
Weighted-average number of shares outstanding – basic	43,554,921	44,123,654	44,125,288
Effect of dilutive instruments – share-based compensation (note 22) 1	793,322	729,292	745,163

Weighted-average number of shares – diluted	44,348,243	44,852,946	44,870,451

Numerator
Net income (loss) from continuing operations	$561	817	(1,346)
Less: non-controlling interest net income (loss)	27	25	21

Controlling interest net income (loss) from continuing operations – for basic earnings per share calculations	534	792	(1,367)
Plus: after tax interest expense on optionally convertible securities	—	—	4

Controlling interest net income (loss) from continuing operations – for diluted earnings per share calculations	$534	792	(1,363)

Net income (loss) from discontinued operations	$324	(39)	(100)

Basic earnings per share
Controlling interest basic earnings (loss) per share	$0.0197	0.0171	(0.0332)
Controlling interest basic earnings (loss) per share from continuing operations	0.0123	0.0180	(0.0309)
Controlling interest basic earnings (loss) per share from discontinued operations	0.0074	(0.0009)	(0.0023)

Controlling interest diluted earnings per share 2
Controlling interest diluted earnings (loss) per share	$0.0193	0.0168	(0.0332)
Controlling interest diluted earnings (loss) per share from continuing operations	0.0120	0.0177	(0.0309)
Controlling interest diluted earnings (loss) per share from discontinued operations	0.0073	(0.0009)	(0.0023)

1
The number of Parent Company CPOs to be issued under the executive share-based compensation programs, as well as the total amount of Parent Company CPOs committed for issuance in the future under the mandatorily and optionally convertible securities, are computed from the beginning of the reporting period. The number of shares resulting from the executives’ stock-based compensation programs is determined under the inverse treasury method.

2
For 2020, the effects on the denominator and numerator of potential dilutive shares generate antidilution; therefore, there is no change between the reported basic earnings per share and diluted earnings per share.